OTHER LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities
The Company’s other liabilities include the following balances as of September 30, 2024 and September 30, 2023:

	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Contingent share consideration (Note 25)	—	49
Current portion lease liability (Note 14)	1,026	1,013
Provisions	—	90
Current portion of long-term debt	60	76
	$1,086	$1,228